Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment
Capital commitments
Capital commitments	£ 2,090,000	£ 1,185,000	£ 1,437,000
Other intangible assets
Capital commitments
Capital commitments	£ 192,000	£ 1,476,000	£ 472,000